Shareholder Report, Average Annual Return (Details) 197196_Panagram AAA CLO ETF_TF_TSR Annual {TF}	12 Months Ended	37 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Eldridge AAA CLO ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eldridge AAA CLO ETF NAV
Average Annual Return, Percent	5.06%	6.42%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	3.55%
JP Morgan CLOIE AAA Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan CLOIE AAA Total Return Index
Average Annual Return, Percent	5.03%	6.39%